Organization and Reorganization	6 Months Ended
Jun. 30, 2025
Organization and Reorganization [Abstract]
Organization and Reorganization
1.	Organization and Reorganization

TokenCat Limited (the “Company”, formerly known as TuanChe Limited) was incorporated in the Cayman Islands on September 28, 2012. The Company is a holding company and conducts its business mainly through its subsidiaries, variable interest entities (“VIEs”) and subsidiaries of VIEs (collectively referred to as the “Group”). The Group commenced operations through TuanChe Internet, a PRC company established by several PRC citizens in May 2012. TuanChe Internet holds an Internet Content Provider (“ICP”) license to operate Tuanche.com that provides internet information services to automobile manufacturers, car dealers and consumers.

The Group is primarily engaged in the operation of providing auto shows, special promotion events services, referral service for a commercial bank, online marketing services, subscription and support service, aftermarket promotion service, customer referral services and other related businesses in the People’s Republic of China (the “PRC” or “China”).

Contractual arrangements with VIEs

PRC laws and regulations place certain restrictions on foreign investment in value-added telecommunication service businesses. The Group conduct operations in the PRC partially through TuanChe Internet, Drive New Media, Internet Drive Technology and Hainashuke, which are variable interest entities, or VIEs, and their subsidiaries, collectively referred to as consolidated affiliated entities. The Group have entered into a series of contractual arrangements, through TuanYuan, Sangu Maolu and Chema, or its WFOEs, with each of its VIEs and their respective shareholders, respectively. The series of contractual arrangements include exclusive business cooperation agreement, exclusive call option agreement, equity pledge agreement, powers of attorney and spousal consent letters.

The Group believes that these contractual arrangements enable the Company to (1) have power to direct the activities that most significantly affects the economic performance of the VIEs, and (2) receive the economic benefits of the VIEs that could be significant to the VIEs. Accordingly, the Company is considered the primary beneficiary of the VIEs and is able to consolidate the VIEs and VIEs’ subsidiaries.

Risks in relation to the VIE structure

A significant part of the Company’s business is conducted through the VIEs of the Group, of which the Company is the ultimate primary beneficiary. In the opinion of management, the contractual arrangements with the VIEs and the nominee shareholders are in compliance with PRC laws and regulations and are legally binding and enforceable. The nominee shareholders are also shareholders of the Group and have indicated they will not act contrary to the contractual arrangements. However, there are substantial uncertainties regarding the interpretation and application of PRC laws and regulations including those that govern the contractual arrangements, which could limit the Group’s ability to enforce these contractual arrangements and if the nominee shareholders of the VIEs were to reduce their interests in the Group, their interest may diverge from that of the Group and that may potentially increase the risk that they would seek to act contrary to the contractual arrangements.

The Company’s ability to control the VIEs also depends on the Power of Attorney the shareholders has to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Company believes these Power of Attorney are legally enforceable but may not be as effective as direct equity ownership.

In addition, if the Group’s corporate structure or the contractual arrangements with the VIEs were found to be in violation of any existing or future PRC laws and regulations, the PRC regulatory authorities could, within their respective jurisdictions:

●	revoke the Group’s business and operating licenses

●	require the Group to discontinue or restrict its operations;

●	restrict the Group’s right to collect revenues;

●	block the Group’s websites;

●	require the Group to restructure the operations, re-apply for the necessary licenses or relocate the Group’s businesses, staff and assets;

●	impose additional conditions or requirements with which the Group may not be able to comply; or

●	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.

The imposition of any of these restrictions or actions could result in a material adverse effect on the Group’s ability to conduct its business. In such case, the Group may not be able to operate or control the VIEs, which may result in deconsolidation of the VIEs in the Group’s consolidated financial statements. In the opinion of the Company’s management, the likelihood for the Group to lose such ability is remote based on current facts and circumstances. The Group believes that the contractual arrangements among each of the VIEs, their respective shareholders and relevant wholly foreign owned enterprise are in compliance with PRC law and are legally enforceable. The Group’s operations depend on the VIEs to honor their contractual arrangements with the Group. These contractual arrangements are governed by PRC law and disputes arising out of these agreements are expected to be decided by arbitration in the PRC. Management believes that each of the contractual arrangements constitutes valid and legally binding obligations of each party to such contractual arrangements under PRC laws. However, the interpretation and implementation of the laws and regulations in the PRC and their application on the legality, binding effect and enforceability of contracts are subject to the discretion of competent PRC authorities, and therefore there is no assurance that relevant PRC authorities will take the same position as the Group herein in respect of the legality, binding effect and enforceability of each of the contractual arrangements. Meanwhile, since the PRC legal system continues to evolve, the interpretations of many laws, regulations and rules are not always uniform and enforcement of these laws, regulations and rules involve uncertainties, which may limit legal protections available to the Group to enforce the contractual arrangements should the VIEs or the nominee shareholders of the VIEs fail to perform their obligations under those arrangements.

The following combined financial information of the Group’s VIEs as of December 31, 2024 and June 30, 2025 and for the six months ended June 30, 2024 and 2025 were included in the accompanying condensed consolidated financial statements of the Group as follows:

	As of December 31,	As of June 30,
	2024	2025
	RMB	RMB
		(unaudited)
ASSETS
Current assets:
Cash and cash equivalents	1,178	75
Amount due from the subsidiaries of the Group	122,613	123,013
Other current assets	12,708	11,143
Total current assets	136,499	134,231
Non-current assets:
Long-term investments	6,096	5,936
Operating lease right-of-use assets	—	—
Total non-current assets	6,096	5,936
TOTAL ASSETS	142,595	140,167
Current liabilities:
Short term borrowings	19,734	14,634
Accounts payable	5,332	3,200
Advance from customers	8,371	9,434
Salary and welfare benefits payable	2,324	5,367
Other taxes payable	905	1,178
Short-term operating lease liabilities	—	—
Current portion of deferred revenue	798	72
Other current liabilities	10,868	38,779
Account due to subsidiaries of the Group	231,968	205,626
Total current liabilities	280,300	278,290
Long-term borrowings	10,000	10,000
Long-term operating lease liabilities	—	—
Non-current portion of deferred revenue	—	—
Total non-current liabilities	10,000	10,000
TOTAL LIABILITIES	290,300	288,290

	For the six months ended June 30,
	2024	2025
	RMB	RMB
Net revenues	15,360	21,521
Net loss	(15,250)	(1,589)
	For the six months ended June 30,
	2024	2025
	RMB	RMB
Net cash used in operating activities	(6,868)	(3)
Net cash generated from investing activities	—	—
Net cash generated from/(used in) financing activities	6,413	(1,100)
Net decrease in cash, cash equivalent and restricted cash	(455)	(1,103)

In accordance with various contractual agreements, the Company has the power to direct the activities of the VIEs and subsidiaries of VIEs and can have assets transferred out of the VIEs. Therefore, the Company considers that there are no assets in the respective VIEs that can be used only to settle obligations of the respective VIEs, except for the registered capital of the VIEs amounting to approximately RMB40.1 million and RMB40.1 million as of December 31, 2024 and June 30, 2025, respectively. As the respective VIEs are incorporated as limited liability companies under the PRC Company Law, creditors do not have recourse to the general credit of the Company for the liabilities of the respective VIEs. There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIEs. As the Group is conducting certain businesses in the PRC through the VIEs, the Group may provide additional financial support on a discretionary basis in the future, which could expose the Group to a loss.

There is no VIE in the Group where the Company or any subsidiary has a variable interest but is not the primary beneficiary.